Investments in associated undertakings (Tables)	12 Months Ended
Dec. 31, 2023
Investments in associated undertakings
Summary of interest in associated undertakings

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
Interest in Nippon Calmic Limited	31	32
Interest in individually immaterial associated undertakings[1]	13	31
At 31 December[1]	44	63
1.	Investments in associated undertakings have been retrospectively adjusted by an increase of £10m in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

Nippon Calmic Limited
Investments in associated undertakings
Summary of reconciliation of interest in associated undertakings

	2023	2022
	£m	£m
At 1 January	32	29
Exchange differences	(4)	(1)
Share of profit[1]	7	8
Dividends received	(4)	(4)
At 31 December	31	32
1.	Share of profit is net of tax of £4m (2022: £4m).

Summary of additional information of associated undertakings

	Assets	Liabilities	Revenue	Profit	Assets	Liabilities	Revenue	Profit
	2023	2023	2023	2023	2022	2022	2022	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Nippon Calmic Ltd (49%)	60	(28)	54	7	66	(33)	52	8

Individually immaterial associated undertakings
Investments in associated undertakings
Summary of reconciliation of interest in associated undertakings

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
At 1 January	31	1
Exchange differences	(1)	(2)
Acquisitions[1]	—	31
Disposals	(19)	—
Share of profit	2	1
At 31 December[1]	13	31
1.	Investments in associated undertakings have been retrospectively adjusted by an increase of £10m in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).